Income Tax (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
[custom:IncomeTaxExpenset]	$ 254,326	$ 17,605,113	$ 648,331	$ 17,605,113
The Companys Income Tax Receivable		8,100,000		8,100,000
[custom:IncomeTaxPayable-0]		$ 9,500,000		$ 9,500,000
[custom:UnrecognizedTaxBenefitsInclusiveOfInterest-0]	$ 18,447,214		$ 18,447,214		$ 17,798,883